Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible assets, net
Cost	¥ 431,673		¥ 432,225
Accumulated amortization	(90,699)		(87,474)
Accumulated Impairment	(16,907)		(16,907)
Net amount	324,067		327,844		$ 46,341
Amortization expenses for intangible assets	3,777	$ 540	3,778	¥ 3,778
Impairment on intangible assets	0		0	¥ 0
Expected amortization expenses
2026	3,777
2027	630
2028	0
2029	0
2030	0
Domain names
Intangible assets, net
Cost	14,452		15,004
Accumulated amortization	(14,452)		(15,004)
Trademarks
Intangible assets, net
Cost	24,987		24,987
Accumulated amortization	(20,584)		(16,811)
Net amount	4,403		8,176
Payment license
Intangible assets, net
Cost	319,660		319,660
Net amount	¥ 319,660		319,660
Estimated economic life	5 years				5 years
Others
Intangible assets, net
Cost	¥ 72,574		72,574
Accumulated amortization	(55,663)		(55,659)
Accumulated Impairment	(16,907)		(16,907)
Net amount	¥ 4		¥ 8